Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Provision for Income Taxes	The components of the provision for income taxes for the years ended December 31, 2022 and 2021, consisted of the following (in thousands):
	December 31,	December 31,
	2022	2021

Current federal and state	$-	$468
Valuation allowance	3,960	1,201
Deferred federal and state	(12,369)	(1,567)

Total provision (benefit) for income taxes	$(8,409)	$102

Schedule of Income Tax Expense (Benefit) and Statutory Federal Rate	The difference between the income tax expense (benefit) reported and amounts computed by applying the statutory federal rate of 21.0% to pretax income (loss) for the years ended December 31, 2022 and 2021, consisted of the following (in thousands):
	December 31,	December 31,
	2022	2021

Federal tax	$(28,219)	$(1,571)
State tax, net of federal benefit	(3,185)	(177)
Other state tax adjustments	-	34
Permanent items	504	(1)
Goodwill impairment	18,531
Acquisition costs		202
Change in state tax rates		436

Valuation allowance	3,960	1.179

Total income tax provision (benefit)	$(8,409)	$102

Effective tax rate	(6.3)%	(1.4)%

Schedule of Deferred Income Tax Assets and Liabilities	Deferred income tax assets and liabilities at December 31, 2022 and 2021, consisted of the following temporary differences and carry-forward items (in thousands):
	December 31,	December 31,
	2022	2021

Inventory	418	$197
Receivables	352	236
Accrued expenses	79	1,929
Interest limitations	1,170	370
Reserves	5,443	4,312
Other	169	169
Derivative	(743)
Lease liabilities	2,977	3,825
Loss carryforward	4,853	1,429
Valuation allowance	(10,957)	(6,998)

Total deferred tax asset	3,761	$5,469

Fixed assets	(123)	(246)
Right-of-use assets	(2,732)	(3,490)
Intangibles	(906)	(10,140)

Total deferred tax liability	$(3,761)	$(13,876)

Total deferred tax liability, net	$-	$(8,407)

Schedule of Internal Revenue Service	The Company accrues interest and penalties related to unrecognized tax benefits. The Company does not believe it has any unrecognized tax benefits for December 31, 2022 and 2021 that would have a material impact on the financial statements. The Company’s income tax returns are open to examination by the Internal Revenue Service and various State jurisdictions.
	December 31,	December 31,
	2022	2021

Net deferred tax liability	$1	$(8,407)
Valuation allowance	$-	$-